Share Incentive Plan (Tables)	9 Months Ended
Sep. 30, 2020
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Share Option Plan Activity

The following table summarizes share option activity for the Amended 2019 Plan for the nine months ended September 30, 2020:

	NUMBER OF SHARES	WEIGHTED- AVERAGE EXERCISE PRICE	AVERAGE REMAINING CONTRACTUAL LIFE (IN YEARS)	AGGREGATE INTRINSIC VALUE
Outstanding at December 31, 2019	36,126,371	$0.99	7.8	$—
Granted	16,861,736	$0.18
Exercised	—	$—
Cancelled or forfeited	(7,997,498)	$0.90
Outstanding at September 30, 2020	44,990,609	$0.70	7.7	$1,486,397
Exercisable at September 30, 2020	20,501,854	$0.91	6.2	$198,864
Vested and expected to vest at September 30, 2020	40,734,723	$0.71	7.6	$1,301,046

Schedule of Nonvested Restricted Stock Units Activity

The following table summarizes restricted share unit activity for the 2020 ADS Plan for the nine months ended September 30, 2020 (in ordinary shares):

	NUMBER OF SHARES	WEIGHTED- AVERAGE GRANT-DATE FAIR VALUE
Non-vested at December 31, 2019	—	$—
Granted	20,943,288	$0.11
Vested	(2,290,440)	$0.11
Cancelled or forfeited	(1,477,469)	$0.11
Non-vested as of September 30, 2020	17,175,379	$0.11

Schedule Of Share Based Compensation Expense

Total share-based compensation expense as of September 30, 2019 and 2020 is as follows (in thousands):

	NINE MONTHS ENDED SEPTEMBER 30,
	2019	2020
Research and development	$860	$806
General and administrative	1,461	2,307
Total	$2,321	$3,113

Schedule of Fair Value of Share Options Granted to Employees And Directors
The fair value of each share option granted to employees and directors was estimated on the date of grant using the following assumptions:	NINE MONTHS ENDED SEPTEMBER 30,
	2019	2020
Risk-free interest rate	1.43% - 2.61%	0.28%-1.38%
Expected dividend yield	—	—
Expected term (in years)	5.4 - 6.4	4.6 - 7.0
Expected volatility	55% - 58%	74% - 82%